Share-Based Compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation (Details) [Line Items]
Ordinary shares authorized (in Shares)	5,028,704		5,028,704
Share-based compensation expenses	$ 427	$ 957	$ 509	$ 1,074
Employees' Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost			$ 1,766
Weighted average period			1 year 3 months 25 days
Consultants' Stock Options [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost			$ 331
Weighted average period			7 months 28 days
2019 Equity Incentive Plan [Member]
Share-Based Compensation (Details) [Line Items]
Future grant share (in Shares)	1,537,973		1,537,973
Restricted Stock [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expenses	$ 84	$ 187	$ 188	$ 411